Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2023	2022
Federal:
Current	$128	$2,263
Deferred	351	(221)
Total federal	479	2,042
State, current	749	1,012
Total	$1,228	$3,054

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2023		2022
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$682	21.0%	$2,292	21.0%
State tax, net of federal benefit	592	18.2	800	7.4
Stock compensation expense	(28)	(0.9)	(22)	(0.2)
Other	(18)	(0.5)	(16)	(0.2)
Total	$1,228	37.8%	$3,054	28.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2023	2022
Deferred tax assets:
Allowance for credit losses	$1,419	$1,612
Deferred loan fees	162	256
Stock-based compensation	11	7
Unrealized loss on investment securities available for sale	3	6
Interest on non-accrual loans	1	35
Total deferred tax assets	1,596	1,916
Deferred tax liabilities:
Bank premises and equipment	(249)	(219)
Intangible	(28)	(24)
Total deferred tax liabilities	(277)	(243)

Net Deferred Tax Asset	$1,319	$1,673